UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Schedule of Investments
June 30, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 70.90%
Aerospace & Defense - 4.08%
AAR Corp.	69,292	$1,909,688
Alliant Techsystems, Inc.	26,947	3,608,742
Boeing Co.	34,350	4,370,350
Exelis, Inc.	177,376	3,011,844
L-3 Communications Holdings, Inc.	29,316	3,539,907
Lockheed Martin Corp.	32,277	5,187,882
Moog, Inc. - Class A (a)	26,059	1,899,441
Northrop Grumman Corp.	42,641	5,101,143
Raytheon Co.	46,491	4,288,795
Triumph Group, Inc.	35,830	2,501,651
		35,419,443
Air Freight & Logistics - 0.03%
Hyundai Glovis Co., Ltd. (b)	963	256,517

Airlines - 5.75%
Air China, Ltd. (b)	220,000	128,880
Alaska Air Group, Inc.	79,064	7,515,033
American Airlines Group, Inc. (a)	204,951	8,804,695
Copa Holdings SA - Class A (b)	39,088	5,572,776
Delta Air Lines, Inc.	231,566	8,966,236
Hawaiian Holdings, Inc. (a)	378,754	5,192,717
JetBlue Airways Corp. (a)	468,494	5,083,160
Southwest Airlines Co.	323,777	8,696,650
		49,960,147
Auto Components - 0.24%
APM Automotive Holdings Bhd (b)	51,700	96,283
Autometal SA (b)	29,500	253,277
Halla Visteon Climate Control Corp. (b)	6,240	282,610
Hyundai Mobis (b)	1,237	347,403
Kenda Rubber Industrial Co., Ltd. (b)	80,000	171,446
Mando Corp. (b)	1,200	150,604
Minth Group, Ltd. (b)	80,000	155,415
Pyeong Hwa Automotive Co., Ltd. (b)	7,139	155,591
Sungwoo Hitech Co., Ltd. (b)	21,109	291,069
Xinyi Glass Holdings, Ltd. (b)	362,000	212,497
		2,116,195
Automobiles - 0.11%
Hyundai Motor Co. (b)	1,017	230,575
Tata Motors, Ltd. - ADR	18,106	707,220
		937,795
Banks - 0.25%
Bank Negara Indonesia Persero Tbk PT (b)	377,000	151,599
Bank of China, Ltd. (b)	1,328,000	594,564
China CITIC Bank Corp., Ltd. (b)	304,000	184,326
DBS Group Holdings, Ltd. (b)	43,000	578,337
ICICI Bank Ltd. - ADR (a)	2,600	129,740
Industrial Bank of Korea (b)	11,600	154,746
Sberbank of Russia - ADR	28,936	292,379
Taishin Financial Holding Co., Ltd. (b)	224,000	114,789
		2,200,480
Building Products - 0.02%
China Lesso Group Holdings, Ltd. (b)	327,446	175,342

Chemicals - 3.57%
Aeci, Ltd. (b)	5,503	$64,879
Axiall Corp.	63,192	2,987,086
Cabot Corp.	103,582	6,006,720
China BlueChemical, Ltd. (b)	212,000	115,681
China General Plastics Corp. (b)	290,000	161,214
China Lumena New Materials Corp. (b)(e)(f)	838,000	135,154
Grand Pacific Petrochemical (b)	443,000	277,504
Kukdo Chemical Co., Ltd. (b)	1,780	106,953
LyondellBasell Industries NV - Class A (b)	78,297	7,645,702
Methanex Corp. (b)	92,602	5,720,952
Soda Sanayii AS (b)	143,000	253,593
Soulbrain Co., Ltd. (b)	5,200	177,180
Westlake Chemical Corp.	87,426	7,322,802
		30,975,420
Communications Equipment - 0.02%
Trigiant Group, Ltd (b)	568,000	154,492

Construction & Engineering - 0.02%
Wilson Bayly Holmes-Ovcon, Ltd. (b)	16,647	198,831

Construction Materials - 0.01%
China Shanshui Cement Group, Ltd. (b)	230,000	80,904

Consumer Finance - 3.42%
Capital One Financial Corp.	114,894	9,490,245
Discover Financial Services	156,055	9,672,289
Navient Corp.	285,459	5,055,479
Portfolio Recovery Associates, Inc. (a)	51,525	3,067,283
SLM Corp.	285,459	2,372,164
		29,657,460
Containers & Packaging - 0.03%
CPMC Holdings, Ltd. (b)	141,000	121,515
Kian JOO CAN Factory Bhd (b)	180,700	179,518
		301,033
Distributors - 0.02%
Xinhua Winshare Publishing and Media Co., Ltd. (b)	315,000	202,809

Diversified Consumer Services - 0.38%
New Oriental Education & Technology Group, Inc. - ADR	123,883	3,291,571

Diversified Financial Services - 0.03%
Fubon Financial Holding Co., Ltd. (b)	170,000	245,572

Diversified Telecommunication Services - 0.05%
China Communications Services Corp., Ltd. (b)	358,000	174,261
China Telecom Corp., Ltd. - ADR	2,782	136,179
Telekomunikasi Indonesia Persero Tbk PT - ADR	2,745	114,357
		424,797
Electric Utilities - 0.10%
Light SA (b)	23,000	226,409
PGE SA (b)	38,625	275,174
Reliance Infrastructure, Ltd. - GDR	3,300	123,585
Tauron Polska Energia SA (b)	158,729	270,254
		895,422
Electrical Equipment - 0.01%
Boer Power Holdings, Ltd. (b)	81,000	100,033

Electronic Equipment, Instruments & Components - 5.41%
Arrow Electronics, Inc. (a)	102,161	$6,171,546
Avnet, Inc.	119,040	5,274,662
Benchmark Electronics, Inc. (a)	107,491	2,738,871
Chin-Poon Industrial Co., Ltd. (b)	151,000	289,891
Delta Electronics Thailand PCL - NVDR	230,000	443,328
Flextronics International, Ltd. (a)(b)	422,267	4,674,496
Ingram Micro, Inc. (a)	156,351	4,567,013
Insight Enterprises, Inc. (a)	116,671	3,586,466
Jabil Circuit, Inc.	203,138	4,245,584
Jahwa Electronics Co., Ltd. (b)	7,960	114,438
Sanmina Corp. (a)	143,914	3,278,361
SYNNEX Corp. (a)	61,001	4,443,923
Taiwan Union Technology Corp. (b)	145,000	129,697
TE Connectivity, Ltd. (b)	111,637	6,903,632
Wasion Group Holdings, Ltd. (b)	158,000	118,632
		46,980,540
Energy Equipment & Services - 0.03%
China Oilfield Services, Ltd. (b)	62,000	149,107
Dayang Enterprise Holdings Bhd (b)	138,000	154,721
		303,828
Food & Staples Retailing - 3.91%
CVS Caremark Corp.	194,434	14,654,491
Magnit OJSC - GDR	6,078	358,215
Walgreen Co.	254,888	18,894,847
		33,907,553
Food Products - 0.03%
Lotte Food Co., Ltd. (b)	397	297,205

Gas Utilities - 0.02%
Gail India, Ltd. - GDR	2,900	134,096

Health Care Equipment & Supplies - 0.03%
i-SENS, Inc. (a)(b)	1,829	92,785
Kossan Rubber Industries (b)	144,100	165,937
		258,722
Health Care Providers & Services - 6.37%
Aetna, Inc.	79,656	6,458,508
AmerisourceBergen Corp.	120,817	8,778,563
CIGNA Corp.	46,195	4,248,554
Humana, Inc.	46,195	5,900,025
Magellan Health, Inc. (a)	54,486	3,391,209
Mediclinic International, Ltd. (b)	26,500	203,587
PharMerica Corp. (a)	111,045	3,174,777
Qualicorp SA (a)(b)	18,500	218,701
Shanghai Pharmaceuticals Holding Co., Ltd. (b)	173,200	360,237
UnitedHealth Group, Inc.	104,530	8,545,328
WellCare Health Plans, Inc. (a)	43,826	3,272,049
WellPoint, Inc.	100,385	10,802,430
		55,353,968
Hotels, Restaurants & Leisure - 0.04%
REXLot Holdings, Ltd. (b)	1,406,000	165,246
SJM Holdings, Ltd. (b)	59,000	147,804
		313,050
Household Durables - 0.21%
Direcional Engenharia SA (b)	21,600	112,912
Even Construtora e Incorporadora SA (b)	81,000	240,122
Ez Tec Empreendimentos e Participacoes SA (b)	11,400	121,249
Haier Electronics Group Co., Ltd. (b)	112,000	292,721
Lentex SA (b)	69,000	179,265
Man Wah Holdings, Ltd. (b)	115,200	183,992
Steinhoff International Holdings, Ltd. (b)	116,895	651,681
		1,781,942

Insurance - 4.79%
American Financial Group, Inc.	88,836	$5,291,072
American International Group, Inc.	146,579	8,000,282
Assurant, Inc.	133,254	8,734,800
Genworth Financial, Inc. - Class A (a)	622,443	10,830,508
Hartford Financial Services Group, Inc.	217,352	7,783,375
PICC Property & Casualty Co., Ltd. (b)	508,000	769,696
Porto Seguro SA (b)	12,500	178,547
		41,588,280
Internet Software & Services - 0.11%
Tencent Holdings, Ltd. (b)	62,000	943,209

IT Services - 5.61%
Accenture PLC - Class A (b)	42,641	3,447,098
Amdocs, Ltd.	57,447	2,661,520
Cognizant Technology Solutions Corp. - Class A (a)	56,854	2,780,729
Comp SA (a)(b)	4,800	94,834
Computer Sciences Corp.	73,734	4,659,989
Convergys Corp.	98,904	2,120,502
DST Systems, Inc.	40,865	3,766,527
Fiserv, Inc. (a)	69,884	4,215,403
Global Payments, Inc.	38,792	2,825,997
International Business Machines Corp.	27,835	5,045,650
Korea Info & Comm (a)(b)	29,000	164,497
MasterCard, Inc. - Class A	74,930	5,505,107
Nice Information & Telecommunication, Inc. (b)	12,600	241,576
Sapient Corp. (a)	186,555	3,031,519
Travelsky Technology, Ltd. (b)	208,000	191,333
Visa, Inc. - Class A	28,137	5,928,747
Western Union Co.	119,040	2,064,154
		48,745,182
Machinery - 0.04%
Hy-Lok Corp. (b)	6,750	217,444
Kaulin Manufacturing Co., Ltd. (b)	110,000	93,551
		310,995
Media - 0.02%
Cyfrowy Polsat SA (b)	26,500	195,101

Metals & Mining - 0.09%
Eregli Demir ve Celik Fabrikalari TAS (b)	152,000	272,220
Hindalco Industries, Ltd. - GDR	46,000	125,672
Kumba Iron Ore, Ltd. (b)	6,684	213,850
Sesa Sterlite, Ltd. - ADR	6,600	127,776
		739,518
Oil, Gas & Consumable Fuels - 6.75%
BP PLC - ADR	54,245	2,861,424
Chevron Corp.	21,693	2,832,021
China Petroleum & Chemical Corp. - ADR	37,350	3,549,371
CNOOC, Ltd. - ADR	1,398	250,648
CVR Energy, Inc.	55,679	2,683,171
Gazprom Neft OAO - ADR	7,000	154,305
Gazprom OAO - ADR	18,000	156,401
Green Plains, Inc.	79,842	2,624,407
Hess Corp.	29,035	2,871,271
HollyFrontier Corp.	53,799	2,350,478
Lukoil OAO - ADR	7,318	435,923
Marathon Petroleum Corp.	54,467	4,252,239
PBF Energy, Inc.	74,370	1,981,961
PetroChina Co., Ltd. - ADR	23,048	2,893,676
Petroleo Brasileiro SA - ADR	193,804	2,835,353
Phillips 66	59,789	4,808,829
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	134,185	231,815
PTT Exploration & Production PCL - NVDR	30,300	156,393

PTT PCL - NVDR	18,800	$184,338
REX American Resources Corp. (a)	25,114	1,841,107
Rosneft OAO - GDR	40,827	298,018
Sasol, Ltd. - ADR	54,906	3,246,043
Statoil ASA - ADR	91,990	2,836,052
Suncor Energy, Inc. (b)	68,156	2,905,490
Total SA (b)	39,112	2,823,886
Valero Energy Corp.	87,710	4,394,271
Western Refining, Inc.	56,180	2,109,559
		58,568,450
Paper & Forest Products - 0.06%
Fibria Celulose SA - ADR (a)	25,433	247,209
Mondi, Ltd. (b)	14,125	257,889
		505,098
Personal Products - 0.07%
AMOREPACIFIC Group (b)	865	638,508

Pharmaceuticals - 0.14%
Aspen Pharmacare Holdings, Ltd. (b)	17,302	486,499
Dr Reddy's Laboratories, Ltd. - ADR	9,378	404,661
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (b)	54,000	157,981
Richter Gedeon Nyrt (b)	8,266	158,544
		1,207,685
Real Estate Management & Development - 0.24%
Bumi Serpong Damai PT (b)	1,959,300	245,649
China South City Holdings, Ltd. (b)	564,000	296,166
CIFI Holdings Group Co., Ltd. (b)	770,000	142,064
Franshion Properties China, Ltd. (b)	466,000	122,622
K Wah International Holdings, Ltd. (b)	347,000	242,230
New World Development Co., Ltd. (b)	97,000	110,424
Shimao Property Holdings, Ltd. (b)	84,500	155,241
Sunway Bhd (b)	205,900	194,975
UOL Group, Ltd. (b)	32,000	167,502
Vista Land & Lifescapes, Inc. (b)	1,600,000	224,373
Wing Tai Holdings, Ltd. (b)	120,000	189,691
		2,090,937
Road & Rail - 0.02%
PKP Cargo SA (b)	6,000	155,133

Semiconductors & Semiconductor Equipment - 3.61%
Advanced Semiconductor Engineering, Inc. - ADR	23,100	150,150
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	46,998	1,134,062
Cirrus Logic, Inc. (a)	62,240	1,415,337
First Solar, Inc. (a)	40,635	2,887,523
Integrated Device Technology, Inc. (a)	189,675	2,932,375
Integrated Silicon Solution, Inc. (a)	41,879	618,553
Intel Corp.	92,198	2,848,918
Lumens Co., Ltd. (a)(b)	14,700	127,857
Magnachip Semiconductor Corp. (a)(b)	63,061	889,160
Marvell Technology Group, Ltd. (b)	197,157	2,825,260
MediaTek, Inc. (b)	15,000	253,729
Micron Technology, Inc. (a)	87,659	2,888,364
NVIDIA Corp.	153,333	2,842,794
Samsung Electronics Co., Ltd. (b)	853	1,113,975
Silicon Image, Inc. (a)	119,195	600,743
Silicon Motion Technology Corp. - ADR	60,339	1,232,726
Sk Hynix, Inc. (a)(b)	5,100	244,891
Taiwan Semiconductor Co., Ltd. (b)	151,000	185,155
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	144,349	3,087,625
Vanguard International Semiconductor Corp. (b)	120,000	192,830
Xilinx, Inc.	60,641	2,868,926
		31,340,953

Software - 0.86%
Microsoft Corp.	179,152	$7,470,638

Specialty Retail - 6.23%
Advance Auto Parts, Inc.	47,415	6,397,232
Asbury Automotive Group, Inc. (a)	114,302	7,857,119
AutoNation, Inc. (a)	81,137	4,842,256
AutoZone, Inc. (a)	10,364	5,557,591
CarMax, Inc. (a)	98,904	5,143,997
Group 1 Automotive, Inc.	44,418	3,744,882
Lithia Motors, Inc. - Class A	102,161	9,610,285
O'Reilly Automotive, Inc. (a)	37,836	5,698,102
Penske Automotive Group, Inc.	106,603	5,276,849
		54,128,313
Technology Hardware, Storage & Peripherals - 5.73%
Apple, Inc.	72,324	6,721,069
Catcher Technology Co., Ltd. (b)	25,000	233,308
EMC Corp.	189,517	4,991,878
Hewlett-Packard Co.	174,033	5,861,431
Lenovo Group, Ltd. (b)	832,000	1,136,625
Lexmark International, Inc. - Class A	153,982	7,415,773
Pegatron Corp. (b)	290,000	554,260
QLogic Corp. (a)	217,648	2,196,068
SanDisk Corp.	77,583	8,101,993
Seagate Technology PLC (b)	104,234	5,922,576
Western Digital Corp.	71,957	6,641,631
		49,776,612
Textiles, Apparel & Luxury Goods - 0.03%
Shenzhou International Group Holdings, Ltd. (b)	73,000	249,045

Trading Companies & Distributors - 0.02%
Barloworld, Ltd. (b)	17,400	165,653

Transportation Infrastructure - 0.07%
Arteris SA (b)	21,442	177,786
Shenzhen International Holdings, Ltd. (b)	124,000	152,613
TAV Havalimanlari Holding AS (b)	19,000	151,096
Wilson Sons, Ltd. (b)	10,400	156,977
		638,472
Water Utilities - 2.03%
American States Water Co.	45,792	1,521,668
American Water Works Co., Inc.	119,089	5,888,951
Aqua America, Inc.	111,986	2,936,273
California Water Service Group	62,988	1,524,310
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	533,104	5,714,875
		17,586,077
Wireless Telecommunication Services - 0.19%
China Mobile, Ltd. - ADR	6,930	336,867
Mobile Telesystems OJSC - ADR	18,304	361,321
MTN Group, Ltd. (b)	9,880	208,111
SK Telecom Co., Ltd. - ADR	8,361	216,884
Tim Participacoes SA - ADR	12,073	350,479
Turkcell Iletisim Hizmetleri AS - ADR (a)	10,258	160,025
		1,633,687
TOTAL COMMON STOCKS (Cost $470,255,781)		$615,602,713

PREFERRED STOCKS - 0.07%
Banks - 0.02%
Itau Unibanco Holding SA - ADR	9,797	$140,875

Chemicals - 0.02%
Braskem SA - ADR	12,267	157,631

Food & Staples Retailing - 0.03%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	5,668	$262,598
TOTAL PREFERRED STOCKS (Cost $549,293)		$561,104

INVESTMENT COMPANIES - 10.69%
Exchange Traded Funds - 10.69%
CurrencyShares Japanese Yen Trust (d)	89,687	$8,632,374
iShares CMBS ETF	20,199	1,044,490
iShares Floating Rate Bond ETF	182,779	9,285,173
iShares iBoxx $ Investment Grade Corporate Bond ETF	72,210	8,611,765
iShares MBS ETF	212,916	23,041,769
iShares MSCI India Small-Cap ETF	7,500	239,625
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	40,440	4,321,823
PowerShares Build America Bond Portfolio	225,551	6,613,155
PowerShares International Corporate Bond Portfolio	33,368	1,023,397
SPDR Barclays International Corporate Bond ETF	27,664	1,045,699
SPDR Barclays International Treasury Bond ETF	376,597	22,893,332
SPDR Barclays Short-Term International Treasury Bond ETF	52,283	1,907,807
Vanguard Mortgage-Backed Securities ETF	79,679	4,193,506
TOTAL INVESTMENT COMPANIES (Cost $91,632,943)		$92,853,915

	Principal Amount	Fair Value
CORPORATE BONDS - 2.37%
Biotechnology - 0.17%
Amgen, Inc.
4.100%, 06/15/2021	1,417,000	$1,524,535

Capital Markets - 0.57%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	4,326,000	4,961,143

Electric Utilities - 0.16%
Duke Energy Corp.
3.950%, 09/15/2014	1,354,000	1,363,777

Health Care Providers & Services - 0.32%
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,469,000	2,775,981

Industrial Conglomerates - 0.52%
General Electric Co.
5.250%, 12/06/2017	4,012,000	4,526,519

Oil, Gas & Consumable Fuels - 0.54%
Enterprise Products Operating, LLC
5.600%, 10/15/2014	2,044,000	2,074,227
Petrohawk Energy Corp.
7.250%, 08/15/2018	2,484,000	2,595,780
		4,670,007
Tobacco - 0.09%
Altria Group, Inc.
9.700%, 11/10/2018	600,000	786,199
TOTAL CORPORATE BONDS (Cost $19,639,610)		$20,608,161

UNITED STATES TREASURY OBLIGATIONS - 2.23%
United States Treasury Notes - 2.23%
2.500%, 04/30/2015	6,540,000	$6,670,545
2.125%, 08/31/2020	7,569,000	7,647,051
5.250%, 11/15/2028	3,950,000	5,059,705
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $19,268,552)		$19,377,301

FOREIGN GOVERNMENT BONDS - 6.04%
Bank Nederlandse Gemeenten
1.850%, 11/07/2016 (b)	JPY 410,000,000	$4,217,700
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY 410,000,000	4,225,402
Federal Republic of Germany
3.500%, 07/04/2019 (b)	EUR 7,820,000	12,393,999
Government of France
3.500%, 04/25/2020 (b)	EUR 2,600,000	4,123,045
Government of United Kingdom
3.750%, 09/07/2020 (b)	GBP 2,950,000	5,500,958
Kingdom of Spain
3.750%, 10/31/2018 (b)	EUR 2,210,000	3,351,828
4.000%, 04/30/2020 (b)	EUR 4,110,000	6,385,599
Province of Manitoba Canada
1.750%, 05/30/2019 (b)	USD 3,800,000	3,779,609
Republic of Italy
4.500%, 03/01/2019 (b)	EUR 2,190,000	3,434,189
4.250%, 09/01/2019 (b)	EUR 3,200,000	4,992,009
TOTAL FOREIGN GOVERNMENT BONDS (Cost $49,434,555)		$52,404,338

SHORT-TERM INVESTMENTS - 4.17%
Money Market Funds - 4.17%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	36,208,063	$36,208,063
TOTAL SHORT-TERM INVESTMENTS (Cost $36,208,063)		$36,208,063

Total Investments (Cost $686,988,797) - 96.47%		$837,615,595
Other Assets in Excess of Liabilities - 3.53% (g)		30,682,402
TOTAL NET ASSETS - 100.00%		$868,297,997

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipt
JPY	Japanese Yen
NVDR	Non-Voting Depository Receipt
USD	U.S. Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2014.
(d)	Affiliated security.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(f)	Illiquid security. The fair value of these securities total $135,154 which represents 0.02% of total net assets.
(g)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
June 30, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 4.27%
Aerospace & Defense - 0.05%
DigitalGlobe, Inc.	15,695	$436,321

Air Freight & Logistics - 0.08%
UTi Worldwide, Inc.	13,817	142,868
XPO Logistics, Inc.	20,486	586,309
		729,177
Airlines - 0.04%
Latam Airlines Group SA - ADR	28,590	383,678

Banks - 0.07%
First Horizon National Corp.	52,143	618,416

Chemicals - 0.03%
Intrepid Potash, Inc.	13,696	229,545

Commercial Services & Supplies - 0.18%
Covanta Holding Corp.	32,573	671,330
Healthcare Services Group, Inc.	7,364	216,796
Waste Management, Inc.	15,774	705,571
		1,593,697
Communications Equipment - 0.15%
Aruba Networks, Inc.	33,606	588,777
Infinera Corp.	23,150	212,980
InterDigital, Inc.	6,755	322,889
Ruckus Wireless, Inc.	15,390	183,295
		1,307,941
Construction Materials - 0.08%
Texas Industries, Inc.	7,691	710,341

Diversified Consumer Services - 0.16%
H&R Block, Inc.	21,478	719,942
Service Corp. International	33,048	684,755
		1,404,697
Electrical Equipment - 0.05%
General Cable Corp.	15,366	394,292

Electronic Equipment, Instruments & Components - 0.05%
Itron, Inc.	11,557	468,636

Energy Equipment & Services - 0.09%
McDermott International, Inc.	94,805	766,972

Food Products - 0.18%
B&G Foods, Inc.	6,952	227,261
Darling Ingredients, Inc.	33,710	704,539
Post Holdings, Inc.	12,630	642,993
		1,574,793
Health Care Equipment & Supplies - 0.05%
HeartWare International, Inc.	4,766	421,791

Health Care Providers & Services - 0.08%
Tenet Healthcare Corp.	14,626	$686,544

Health Care Technology - 0.05%
HMS Holdings Corp.	22,211	453,327

Hotels, Restaurants & Leisure - 0.05%
Arcos Dorados Holdings, Inc. (b)	21,180	237,216
Vail Resorts, Inc.	2,931	226,215
		463,431
Independent Power and Renewable Electricity Producers - 0.08%
Calpine Corp.	29,350	698,824

Internet & Catalog Retail - 0.07%
Shutterfly, Inc.	13,540	583,032

Internet Software & Services - 0.49%
Cornerstone OnDemand, Inc.	15,114	695,546
Cvent, Inc.	11,032	320,921
Equinix, Inc.	3,472	729,433
LinkedIn Corp. - Class A	3,618	620,379
Marketo, Inc.	17,704	514,832
Rackspace Hosting, Inc.	18,691	629,139
Trulia, Inc.	16,198	767,461
		4,277,711
IT Services - 0.03%
InterXion Holding NV (b)	9,233	252,800

Machinery - 0.20%
Briggs & Stratton Corp.	10,067	205,971
Harsco Corp.	28,137	749,288
Navistar International Corp.	19,742	739,930
		1,695,189
Media - 0.10%
Liberty Global PLC - Class A (b)	14,405	636,989
Pearson PLC - ADR	11,265	223,160
		860,149
Metals & Mining - 0.03%
Coeur Mining, Inc.	29,945	274,895

Multiline Retail - 0.03%
Burlington Stores, Inc.	7,369	234,776

Oil, Gas & Consumable Fuels - 0.42%
Alpha Natural Resources, Inc.	96,053	356,357
Enbridge, Inc. (b)	14,436	685,277
Genesis Energy LP	4,041	226,458
MarkWest Energy Partners LP	9,403	673,067
SemGroup Corp.	10,003	788,736
Talisman Energy, Inc. (b)	58,766	622,919
Tesoro Logistics LP	3,548	260,423
		3,613,237
Personal Products - 0.07%
Avon Products, Inc.	44,392	648,567

Professional Services - 0.04%
Advisory Board Co.	6,810	352,758

Real Estate Investment Trusts (REITs) - 0.39%
CBL & Associates Properties, Inc.	36,459	$692,721
Crown Castle International Corp.	8,803	653,711
Glimcher Realty Trust	21,534	233,213
Liberty Property Trust	11,683	443,136
National Retail Properties, Inc.	18,863	701,515
Plum Creek Timber Co, Inc.	15,261	688,271
		3,412,567
Real Estate Management & Development - 0.03%
Alexander & Baldwin, Inc.	5,892	244,223

Semiconductors & Semiconductor Equipment - 0.16%
Cypress Semiconductor Corp.	45,673	498,292
Mellanox Technologies, Ltd. (b)	11,193	390,188
Veeco Instruments, Inc.	12,626	470,445
		1,358,925
Software - 0.27%
Advent Software, Inc.	7,709	251,082
Compuware Corp.	21,170	211,488
Concur Technologies, Inc.	7,107	663,367
Jive Software, Inc.	32,029	272,567
NetSuite, Inc.	7,730	671,583
RealPage, Inc.	10,384	233,432
		2,303,519
Specialty Retail - 0.24%
Cabela's, Inc.	10,131	632,174
Five Below, Inc.	17,614	702,975
Office Depot, Inc.	129,842	738,801
		2,073,950
Thrifts & Mortgage Finance - 0.02%
Capitol Federal Financial, Inc.	17,244	209,687

Wireless Telecommunication Services - 0.16%
SBA Communications Corp. - Class A	6,807	696,356
Sprint Corp.	80,024	682,605
		1,378,961
TOTAL COMMON STOCKS (Proceeds $36,588,075)		$37,117,369

INVESTMENT COMPANIES - 0.33%
Exchange Traded Funds - 0.33%
SPDR S&P 500 ETF Trust	14,626	$2,862,601
TOTAL INVESTMENT COMPANIES (Proceeds $2,665,775)		$2,862,601

TOTAL SECURITIES SOLD SHORT
(Proceeds $39,253,850) - 4.60%		$39,979,970

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Leuthold Core Investment Fund
Cost of investments	$687,340,442
Gross unrealized appreciation	$155,755,344
Gross unrealized depreciation	(5,480,191)
Net unrealized appreciation	$150,275,153

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2014

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2014:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$35,419,443	$–	$–	$35,419,443
Air Freight & Logistics	–	256,517	–	256,517
Airlines	49,831,267	128,880	–	49,960,147
Auto Components	349,560	1,766,635	–	2,116,195
Automobiles	707,220	230,575	–	937,795
Banks	129,740	2,070,740	–	2,200,480
Building Products	–	175,342	–	175,342
Chemicals	29,683,262	1,157,004	135,154	30,975,420
Communications Equipment	–	154,492	–	154,492
Construction & Engineering	–	198,831	–	198,831
Construction Materials	–	80,904	–	80,904
Consumer Finance	29,657,460	–	–	29,657,460
Containers & Packaging	179,518	121,515	–	301,033
Distributors	202,809	–	–	202,809
Diversified Consumer Services	3,291,571	–	–	3,291,571
Diversified Financial Services	–	245,572	–	245,572
Diversified Telecommunication Services	250,536	174,261	–	424,797
Electric Utilities	349,994	545,428	–	895,422
Electrical Equipment	–	100,033	–	100,033
Electronic Equipment, Instruments & Components	45,884,554	1,095,986	–	46,980,540
Energy Equipment & Services	–	303,828	–	303,828
Food & Staples Retailing	33,549,338	358,215	–	33,907,553
Food Products	–	297,205	–	297,205
Gas Utilities	134,096	–	–	134,096
Health Care Equipment & Supplies	–	258,722	–	258,722
Health Care Providers & Services	55,150,381	203,587	–	55,353,968
Hotels, Restaurants & Leisure	–	313,050	–	313,050
Household Durables	653,548	1,128,394	–	1,781,942
Insurance	40,818,584	769,696	–	41,588,280
Internet Software & Services	–	943,209	–	943,209
IT Services	48,147,776	597,406	–	48,745,182
Machinery	–	310,995	–	310,995
Media	–	195,101	–	195,101
Metals & Mining	253,448	486,070	–	739,518
Oil, Gas & Consumable Fuels	56,951,257	1,617,193	–	58,568,450
Paper & Forest Products	247,209	257,889	–	505,098
Personal Products	–	638,508	–	638,508
Pharmaceuticals	404,661	803,024	–	1,207,685
Real Estate Management & Development	–	2,090,937	–	2,090,937
Road & Rail	–	155,133	–	155,133
Semiconductors & Semiconductor Equipment	29,222,516	2,118,437	–	31,340,953
Software	7,470,638	–	–	7,470,638
Specialty Retail	54,128,313	–	–	54,128,313
Technology Hardware, Storage & Peripherals	47,852,419	1,924,193	–	49,776,612
Textiles, Apparel & Luxury Goods	–	249,045	–	249,045
Trading Companies & Distributors	–	165,653	–	165,653
Transportation Infrastructure	334,763	303,709	–	638,472
Water Utilities	17,586,077	–	–	17,586,077
Wireless Telecommunication Services	1,425,576	208,111	–	1,633,687
Total Common Stocks	590,267,534	25,200,025	135,154	615,602,713

Preferred Stocks	561,104	–	–	561,104
Exchange Traded Funds	92,853,915	–	–	92,853,915
Corporate Bonds	–	20,608,161	–	20,608,161
United States Treasury Obligations	–	19,377,301	–	19,377,301
Foreign Government Bonds	–	52,404,338	–	52,404,338
Money Market Funds	36,208,063	–	–	36,208,063
Total Investments in Securities	$719,890,616	$117,589,825	$135,154	$837,615,595

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$37,117,369	$–	$–	$37,117,369
Exchange Traded Funds	2,862,601	–	–	2,862,601
Total Securities Sold Short	$39,979,970	$–	$–	$39,979,970

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The following is a summary of transfers between Level 1 and Level 2 for the nine-month period ended June 30, 2014:

	Level 1(1)	Level 2(1)	Level 3
Transfers into:	$563,046	$198,831	$135,154
Transfers out of:	(198,831)	(698,200)	–
Net Transfers into and/or out of:	$364,215	$(499,369)	$135,154

(1)The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2013	$0	(1)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfer in and/or out of Level 3	135,154	(2)
Balance as of June 30, 2014	$135,154

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2014:	$-

(1) This security (rights) is classified as a Level 3 security due to a lack of market activity and observable inputs.  The security was acquired as a result of a corporate action.

(2) This security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading on March 25, 2014 and the security being priced at the last traded price of 1.25 HKD.

Leuthold Global Fund
Schedule of Investments
June 30, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 67.12%
Airlines - 3.71%
Alaska Air Group, Inc.	21,197	$2,014,775
American Airlines Group, Inc. (a)	66,131	2,840,988
Copa Holdings SA - Class A (b)	7,936	1,131,435
Delta Air Lines, Inc.	112,558	4,358,246
JetBlue Airways Corp. (a)	284,326	3,084,937
		13,430,381
Auto Components - 6.88%
Brembo SpA (b)	36,940	1,347,873
Calsonic Kansei Corp. (b)	232,000	1,548,173
Cie Generale des Etablissements Michelin (b)	20,199	2,411,806
Continental AG (b)	9,918	2,293,149
GKN PLC (b)	222,244	1,379,679
Lear Corp.	22,810	2,037,389
Leoni AG (b)	20,199	1,605,033
Magna International, Inc. (b)	26,663	2,872,938
Pirelli & C. SpA (b)	89,955	1,441,963
Plastic Omnium SA (b)	42,966	1,347,670
Showa Corp. (b)	87,300	1,063,580
Sumitomo Rubber Industries, Ltd. (b)	62,000	896,118
TRW Automotive Holdings Corp. (a)	35,072	3,139,645
Visteon Corp. (a)	15,967	1,548,959
		24,933,975
Automobiles - 3.08%
Daihatsu Motor Co., Ltd. (b)	26,000	462,704
Ford Motor Co.	107,575	1,854,593
Geely Automobile Holdings, Ltd. (b)	960,000	338,118
Hyundai Motor Co. (b)	5,362	1,215,677
Kia Motors Corp. (b)	21,310	1,192,196
Nissan Motor Co., Ltd. (b)	109,200	1,034,065
Porsche Automobil Holding SE (b)	18,330	1,905,816
Tata Motors, Ltd. - ADR	32,250	1,259,685
Thor Industries, Inc.	12,569	714,799
Volkswagen AG (b)	4,620	1,191,538
		11,169,191
Banks - 3.46%
AMMB Holdings Bhd (b)	632,700	1,403,214
Banco do Brasil SA (b)	107,400	1,205,485
Bank Negara Indonesia Persero Tbk PT (b)	3,178,500	1,278,137
China CITIC Bank Corp., Ltd. (b)	2,037,000	1,235,105
Grupo Financiero Santander Mexico SAB de CV - Class B - ADR	118,629	1,575,393
Krung Thai Bank PCL - NVDR	2,438,000	1,569,879
Powszechna Kasa Oszczednosci Bank Polski SA (b)	124,973	1,551,618
Thanachart Capital PCL - NVDR	642,400	697,653
Turkiye Is Bankasi (b)	743,700	2,011,914
		12,528,398
Electric Utilities - 2.99%
CEZ AS (b)	84,064	2,536,975
EDP - Energias do Brasil SA (b)	251,600	1,234,372
Enersis SA - ADR	74,297	1,251,904
Light SA (b)	140,000	1,378,140
Manila Electric Co. (b)	117,180	686,686
PGE SA (b)	186,409	1,328,023
Tauron Polska Energia SA (b)	709,123	1,207,362
Tenaga Nasional Bhd (b)	318,100	1,208,468
		10,831,930

Electronic Equipment, Instruments & Components - 6.01%
Arrow Electronics, Inc. (a)	29,089	$1,757,267
Avnet, Inc.	34,215	1,516,067
Benchmark Electronics, Inc. (a)	48,791	1,243,195
Celestica, Inc. (a)(b)	119,718	1,503,658
Daeduck GDS Co., Ltd. (b)	39,300	479,771
Delta Electronics Thailand PCL - NVDR	441,900	851,767
FUJIFILM Holdings Corp. (b)	88,200	2,461,715
Hexagon AB - Class B (b)	49,315	1,588,874
Hon Hai Precision Industry Co., Ltd. (b)	663,000	2,222,751
Jabil Circuit, Inc.	60,000	1,254,000
Oki Electric Industry Co., Ltd. (b)	493,000	1,096,240
Plexus Corp. (a)	28,214	1,221,384
Sanmina Corp. (a)	70,022	1,595,101
SYNNEX Corp. (a)	22,525	1,640,946
Tech Data Corp. (a)	21,372	1,336,177
		21,768,913
Health Care Providers & Services - 4.07%
Aetna, Inc.	26,839	2,176,106
Centene Corp. (a)	21,153	1,599,378
Health Net, Inc. (a)	41,328	1,716,765
Humana, Inc.	18,255	2,331,528
Magellan Health, Inc. (a)	20,736	1,290,609
UnitedHealth Group, Inc.	25,137	2,054,950
WellCare Health Plans, Inc. (a)	18,156	1,355,527
WellPoint, Inc.	20,626	2,219,564
		14,744,427
Hotels, Restaurants & Leisure - 0.30%
SJM Holdings, Ltd. (b)	428,000	1,072,203

Household Durables - 1.06%
Helen of Troy, Ltd. (a)(b)	24,907	1,510,111
Whirlpool Corp.	16,645	2,317,317
		3,827,428
Insurance - 9.71%
Allianz SE (b)	12,733	2,125,314
American International Group, Inc.	47,146	2,573,229
Assurant, Inc.	21,405	1,403,098
Baloise Holding AG (b)	16,086	1,894,078
Everest Re Group, Ltd. (b)	14,621	2,346,524
Genworth Financial, Inc. - Class A (a)	144,304	2,510,890
Gjensidige Forsikring ASA (b)	55,838	1,001,358
Helvetia Holding AG (b)	2,301	1,056,434
Kemper Corp.	23,482	865,546
Liberty Holdings, Ltd. (b)	66,816	816,938
Mapfre SA (b)	553,639	2,205,971
Muenchener Rueckversicherungs AG (b)	10,672	2,363,297
PartnerRe, Ltd. (b)	20,340	2,221,331
Porto Seguro SA (b)	73,300	1,047,001
Powszechny Zaklad Ubezpieczen SA (b)	10,549	1,541,298
SCOR SE (b)	60,414	2,080,234
Swiss Re AG (b)	24,173	2,149,396
Talanx AG (b)	28,434	995,856
Topdanmark A/S (a)(b)	36,233	1,102,625
Unipol Gruppo Finanziario SpA (b)	214,437	1,211,091
Unum Group	48,178	1,674,667
		35,186,176
IT Services - 0.53%
Xerox Corp.	155,928	1,939,744

Media - 3.76%
CyberAgent, Inc. (b)	24,500	$991,782
Hakuhodo DY Holdings, Inc. (b)	115,300	1,145,884
Havas SA (b)	77,784	638,969
Interpublic Group of Cos, Inc.	128,415	2,505,377
Omnicom Group, Inc.	40,286	2,869,169
Publicis Groupe SA (b)	27,456	2,327,073
REA Group, Ltd. (b)	14,715	592,870
WPP PLC - ADR	23,326	2,542,301
		13,613,425
Metals & Mining - 0.85%
Kobe Steel, Ltd. (b)	1,026,000	1,543,061
Ternium SA - ADR	54,833	1,531,486
		3,074,547
Oil, Gas & Consumable Fuels - 6.17%
Afren PLC (a)(b)	360,201	892,328
AWE, Ltd. (a)(b)	628,978	1,067,360
Bankers Petroleum, Ltd. (a)(b)	170,905	1,092,331
Beach Energy, Ltd. (b)	593,411	939,547
Canadian Natural Resources, Ltd. (b)	44,308	2,034,180
China Petroleum & Chemical Corp. - ADR	17,200	1,634,516
ConocoPhillips	22,473	1,926,610
Energy XXI Bermuda, Ltd. (b)	50,808	1,200,593
Gran Tierra Energy, Inc. (a)(b)	133,878	1,087,089
Hess Corp.	16,410	1,622,785
Long Run Exploration, Ltd. (a)(b)	228,939	1,214,371
Marathon Oil Corp.	49,469	1,974,803
Murphy Oil Corp.	29,009	1,928,518
Pacific Rubiales Energy Corp. (a)(b)	56,148	1,140,798
Tatneft OAO - ADR	30,485	1,181,292
Valero Energy Corp.	28,176	1,411,618
		22,348,739
Paper & Forest Products - 1.42%
Boise Cascade Co. (a)	37,200	1,065,408
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	48,075
International Paper Co.	49,276	2,486,960
Nippon Paper Industries Co., Ltd. (b)	51,500	968,562
Resolute Forest Products, Inc. (a)(b)	34,325	575,974
		5,144,979
Road & Rail - 0.56%
Union Pacific Corp.	20,220	2,016,945

Semiconductors & Semiconductor Equipment - 5.36%
A-DATA Technology Co., Ltd. (b)	279,000	750,087
Advanced Semiconductor Engineering, Inc. - ADR	197,059	1,280,883
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	33,251	802,347
Cirrus Logic, Inc. (a)	39,451	897,116
CSR PLC (b)	68,754	696,254
First Solar, Inc. (a)	20,648	1,467,247
Iljin Display Co., Ltd. (b)	35,110	292,345
Intel Corp.	82,448	2,547,643
Magnachip Semiconductor Corp. (a)(b)	36,191	510,293
Marvell Technology Group, Ltd. (b)	109,566	1,570,081
NVIDIA Corp.	100,341	1,860,322
Radiant Opto-Electronics Corp. (b)	126,050	540,866
Realtek Semiconductor Corp. (b)	203,320	644,876
Samsung Electronics Co., Ltd. (b)	1,458	1,904,074
Shindengen Electric Manufacturing Co., Ltd. (b)	114,000	638,971
Sigurd Microelectronics Corp. (b)	515,000	638,866
Silicon Works Co., Ltd. (b)	32,078	791,049
Skyworks Solutions, Inc.	34,095	1,601,101
		19,434,421

Technology Hardware, Storage & Peripherals - 6.83%
Apple, Inc.	29,659	$2,756,211
Asustek Computer, Inc. (b)	148,000	1,654,039
Eizo Corp. (b)	65,300	1,735,429
Hewlett-Packard Co.	53,546	1,803,429
Lenovo Group, Ltd. (b)	1,188,000	1,622,969
Lexmark International, Inc. - Class A	30,747	1,480,775
NCR Corp. (a)	67,399	2,365,031
Pegatron Corp. (b)	952,000	1,819,501
Ricoh Co., Ltd. (b)	202,000	2,407,565
SanDisk Corp.	24,584	2,567,307
Seiko Epson Corp. (b)	59,400	2,527,125
Western Digital Corp.	21,822	2,014,171
		24,753,552
Wireless Telecommunication Services - 0.37%
Drillisch AG (b)	34,268	1,361,475
TOTAL COMMON STOCKS (Cost $192,520,584)		$243,180,849

PREFERRED STOCKS - 0.91%
Banks - 0.16%
Banco do Estado do Rio Grande do Sul SA (b)	120,700	$587,248

Electric Utilities - 0.75%
Cia Energetica de Minas Gerais - ADR	169,581	1,354,953
Cia Paranaense de Energia - ADR	89,449	1,369,464
		2,724,417
TOTAL PREFERRED STOCKS (Cost $2,492,962)		$3,311,665

INVESTMENT COMPANIES - 9.96%
Exchange Traded Funds - 9.96%
CurrencyShares Japanese Yen Trust	35,984	$3,463,460
iShares CMBS ETF	13,500	698,085
iShares Floating Rate Bond ETF	81,475	4,138,930
iShares iBoxx $ Investment Grade Corporate Bond ETF	50,000	5,963,000
iShares Intermediate Credit Bond ETF	9,148	1,007,927
iShares MBS ETF	91,853	9,940,332
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	13,381	1,430,027
PowerShares Build America Bond Portfolio	56,300	1,650,716
PowerShares International Corporate Bond Portfolio	36,500	1,119,455
SPDR Barclays International Corporate Bond ETF	30,200	1,141,560
SPDR Barclays International Treasury Bond ETF	43,943	2,671,295
SPDR Barclays Short-Term International Treasury Bond ETF	78,546	2,866,144
TOTAL INVESTMENT COMPANIES (Cost $35,379,036)		$36,090,931

	Principal Amount	Fair Value
CORPORATE BONDS - 1.76%
Banks - 0.32%
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,120,000	$1,167,431

Biotechnology - 0.22%
Amgen, Inc.
4.100%, 06/15/2021	731,000	786,475

Electric Utilities - 0.18%
Duke Energy Corp.
3.950%, 09/15/2014	640,000	644,621

Industrial Conglomerates - 0.32%
General Electric Co.
5.250%, 12/06/2017	1,025,000	$1,156,451

Internet & Catalog Retail - 0.32%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,150,353

Oil, Gas & Consumable Fuels - 0.35%
Enterprise Products Operating, LLC
5.600%, 10/15/2014	523,000	530,734
Petrohawk Energy Corp.
7.250%, 08/15/2018	692,000	723,140
		1,253,874
Tobacco - 0.05%
Altria Group, Inc.
9.700%, 11/10/2018	153,000	200,481
TOTAL CORPORATE BONDS (Cost $6,046,111)		$6,359,686

UNITED STATES TREASURY OBLIGATIONS - 1.84%
United States Treasury Notes - 1.84%
2.500%, 04/30/2015	1,520,000	1,550,341
2.125%, 08/31/2020	3,171,000	3,203,699
5.250%, 11/15/2028	1,500,000	1,921,407
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $6,609,932)		$6,675,447

FOREIGN GOVERNMENT BONDS - 7.16%
Bank Nederlandse Gemeenten
1.850%, 11/07/2016 (b)	JPY 170,000,000	$1,748,803
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY 160,000,000	1,648,937
Federal Republic of Germany
4.250%, 07/04/2018 (b)	EUR 1,630,000	2,595,501
3.500%, 07/04/2019 (b)	EUR 1,630,000	2,583,404
Government of France
3.750%, 04/25/2021 (b)	EUR 2,370,000	3,846,306
Government of United Kingdom
3.750%, 09/07/2020 (b)	GBP 1,570,000	2,927,629
Kingdom of Spain
3.750%, 10/31/2018 (b)	EUR 1,350,000	2,047,497
4.300%, 10/31/2019 (b)	EUR 1,290,000	2,026,676
Province of Manitoba Canada
1.300%, 04/03/2017 (b)	USD 2,100,000	2,121,258
Republic of Italy
4.500%, 08/01/2018 (b)	EUR 1,550,000	2,402,808
4.250%, 09/01/2019 (b)	EUR 1,270,000	1,981,203
TOTAL FOREIGN GOVERNMENT BONDS (Cost $24,587,589)		$25,930,022

	Shares	Fair Value
RIGHTS - 0.00%
Media - 0.00%
Pubilics Groupe SA (a)(b)(d)(e)	27,456	$3,759
TOTAL RIGHTS (Cost $0)		$3,759

SHORT-TERM INVESTMENTS - 7.60%
Money Market Funds - 7.60%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	27,529,806	$27,529,806
TOTAL SHORT-TERM INVESTMENTS (Cost $27,529,806)		$27,529,806

Total Investments (Cost $295,166,020) - 96.35%	$349,082,165
Other Assets in Excess of Liabilities - 3.65% (f)	13,209,775
TOTAL NET ASSETS - 100.00%	$362,291,940

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2014.
(d)	Illiquid security. The fair value of these securities total $51,834 which represents 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.
(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
June 30, 2014
Australian Dollar	$2,599,777	0.74%
Brazilian Real	5,452,246	1.56
British Pound	5,895,890	1.69
Canadian Dollar	3,447,501	0.99
Czech Koruna	2,536,975	0.73
Danish Kroner	1,102,625	0.32
Euro	46,341,283	13.27
Hong Kong Dollar	4,316,469	1.24
Indonesian Rupiah	1,278,137	0.37
Japanese Yen	23,918,715	6.85
Malaysian Ringgit	2,611,682	0.75
New Taiwan Dollar	8,270,985	2.37
New Turkish Lira	2,011,914	0.58
Norwegian Krone	1,001,358	0.29
Philippine Peso	686,686	0.20
Polish Zloty	5,628,301	1.61
South African Rand	816,937	0.23
South Korea Won	5,875,112	1.68
Swedish Krona	1,588,874	0.45
Swiss Franc	5,099,907	1.46
Thai Baht	3,119,299	0.89
US Dollar	215,481,492	61.73
Total Investments	$349,082,165	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
June 30, 2014
Australia	$2,599,777	0.74%
Bermuda	9,650,987	2.76
Brazil	8,176,663	2.34
Britain	2,542,301	0.73
Canada	12,555,508	3.59
Chile	1,251,904	0.36
China	4,540,665	1.29
Czech Republic	2,536,975	0.73
Denmark	1,102,625	0.32
France	12,655,817	3.63
Germany	19,020,383	5.45
Hong Kong	1,410,321	0.41
India	1,259,685	0.36
Indonesia	1,278,137	0.37
Italy	8,384,938	2.41
Japan	22,169,911	6.34
Luxembourg	1,531,486	0.44
Malaysia	2,611,682	0.75
Mexico	1,575,393	0.45
Netherlands	1,748,803	0.50
Norway	1,001,358	0.29
Panama	1,131,435	0.33
Philippines	686,686	0.20
Poland	5,628,301	1.61
Republic of Korea	791,049	0.23
Russian Federation	1,181,292	0.34
South Africa	816,937	0.23
South Korea	5,594,356	1.61
Spain	6,280,144	1.80
Sweden	1,588,874	0.45
Switzerland	5,099,907	1.46
Taiwan, Province of China	9,551,869	2.73
Thailand	3,119,299	0.89
Turkey	2,011,914	0.58
United Kingdom	5,895,890	1.70
United States	180,098,893	51.58
Total Investments	$349,082,165	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
June 30, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 2.99%
Banks - 0.07%
Home Bancshares, Inc.	3,617	$118,710
Investors Bancorp, Inc.	12,084	133,528
		252,238
Beverages - 0.11%
Coca-Cola Amatil, Ltd. (b)	13,000	116,077
Monster Beverage Corp.	1,879	133,465
Suntory Beverage & Food, Ltd. (b)	4,000	156,788
		406,330
Capital Markets - 0.24%
Charles Schwab Corp.	5,266	141,813
Deutsche Bank AG (b)	2,871	101,002
ICT Trust PLC (b)	19,000	123,441
kabu.com Securities Co., Ltd. (b)	24,000	118,298
Matsui Securities Co., Ltd. (b)	13,100	133,045
Monex Group, Inc. (b)	36,500	135,222
UBS AG (b)	7,123	130,493
		883,314
Chemicals - 0.07%
Mexichem SAB de CV (b)	29,000	120,127
WR Grace & Co.	1,425	134,705
		254,832
Commercial Services & Supplies - 0.11%
Covanta Holding Corp.	6,343	130,729
Healthcare Services Group, Inc.	4,184	123,177
Waste Management, Inc.	2,985	133,519
		387,425
Construction & Engineering - 0.12%
China State Construction International Holdings, Ltd. (b)	74,000	129,784
SNC Lavalin Group, Inc. (b)	2,923	153,731
Toyo Engineering Corp. (b)	34,000	148,365
		431,880
Diversified Financial Services - 0.10%
CME Group, Inc.	1,767	125,369
Intercontinental Exchange, Inc.	628	118,629
Japan Exchange Group, Inc. (b)	5,500	135,554
		379,552
Food & Staples Retailing - 0.03%
Booker Group PLC (b)	48,000	106,539

Food Products - 0.21%
B&G Foods, Inc.	4,006	130,956
China Mengniu Dairy Co., Ltd. (b)	29,000	134,055
Darling Ingredients, Inc.	6,500	135,850
Grupo Bimbo SAB de CV (b)	43,300	126,594
Post Holdings, Inc.	2,783	141,683
Yakult Honsha Co., Ltd. (b)	1,900	96,232
		765,370

Health Care Equipment & Supplies - 0.18%
ABIOMED, Inc.	4,883	$122,758
Endologix, Inc.	7,802	118,668
HeartWare International, Inc.	1,432	126,732
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	132,000	129,181
Tornier NV (b)	6,873	160,691
		658,030
Hotels, Restaurants & Leisure - 0.13%
Domino's Pizza Group PLC (b)	13,554	121,474
Fiesta Restaurant Group, Inc.	2,653	123,126
Popeyes Louisiana Kitchen, Inc.	2,691	117,624
SeaWorld Entertainment, Inc.	3,847	108,985
		471,209
Industrial Conglomerates - 0.05%
Beijing Enterprises Holdings, Ltd. (b)	17,500	165,653

Internet & Catalog Retail - 0.08%
Amazon.com, Inc.	380	123,416
TripAdvisor, Inc.	1,382	150,168
		273,584
Internet Software & Services - 0.07%
Cornerstone OnDemand, Inc.	2,627	120,895
LinkedIn Corp. - Class A	720	123,458
		244,353
Leisure Products - 0.04%
Shimano, Inc. (b)	1,400	155,352

Life Sciences Tools & Services - 0.07%
MorphoSys AG (b)	1,435	134,250
QIAGEN NV (b)	5,289	127,915
		262,165
Machinery - 0.05%
MAN SE (b)	1,339	165,483

Media - 0.18%
Loral Space & Communications, Inc.	1,664	120,956
Mediaset Espana Comunicacion SA (b)	10,576	123,420
Sinclair Broadcast Group, Inc. - Class A	4,096	142,336
Sirius XM Holdings, Inc.	37,143	128,515
Thomson Reuters Corp.	3,355	121,988
		637,215
Oil, Gas & Consumable Fuels - 0.19%
ONEOK, Inc.	1,890	128,671
Tesoro Logistics LP	1,960	143,864
Western Gas Equity Partners LP	2,260	141,702
Western Gas Partners LP	1,580	120,839
Williams Cos, Inc.	2,876	167,412
		702,488
Personal Products - 0.04%
Hengan International Group Co., Ltd. (b)	13,800	145,322

Pharmaceuticals - 0.04%
Salix Pharmaceuticals, Ltd.	1,088	134,205

Professional Services - 0.17%
Advisory Board Co.	2,138	$110,748
Bureau Veritas SA (b)	4,629	128,563
Corporate Executive Board Co.	1,802	122,933
IHS, Inc. - Class A	925	125,495
WageWorks, Inc.	2,502	120,621
		608,360
Real Estate Management & Development - 0.10%
Kennedy-Wilson Holdings, Inc.	4,453	119,429
Mitsubishi Estate Co., Ltd. (b)	5,000	123,528
Sumitomo Realty & Development Co., Ltd. (b)	3,000	128,870
		371,827
Software - 0.22%
Guidewire Software, Inc.	2,940	119,541
NetSuite, Inc.	1,407	122,240
Salesforce.com, Inc.	2,230	129,518
ServiceNow, Inc.	2,329	144,305
Solera Holdings, Inc.	1,935	129,935
Tableau Software, Inc.	1,889	134,742
		780,281
Specialty Retail - 0.14%
Fast Retailing Co., Ltd. (b)	400	131,772
Restoration Hardware Holdings, Inc.	1,349	125,525
Tiffany & Co.	1,328	133,132
Ulta Salon Cosmetics & Fragrance, Inc.	1,274	116,456
		506,885
Textiles, Apparel & Luxury Goods - 0.06%
Asics Corp. (b)	5,800	135,440
Lululemon Athletica, Inc. (b)	2,287	92,578
		228,018
Thrifts & Mortgage Finance - 0.06%
Bofi Holding, Inc.	1,676	123,136
TFS Financial Corp.	8,492	121,096
		244,232
Tobacco - 0.06%
Altria Group, Inc.	2,822	118,355
Vector Group, Ltd.	5,505	113,843
		232,198
TOTAL COMMON STOCKS (Proceeds $10,364,878)		$10,854,340

INVESTMENT COMPANIES - 0.24%
Exchange Traded Funds - 0.24%
iShares MSCI EAFE ETF	4,908	$335,560
iShares MSCI Emerging Markets ETF	7,460	322,496
iShares MSCI South Korea Capped ETF	3,051	198,376
TOTAL INVESTMENT COMPANIES (Proceeds $770,588)		$856,432

TOTAL SECURITIES SOLD SHORT
(Proceeds $11,135,466) - 3.23%		$11,710,772

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Leuthold Global Fund
Cost of investments	$296,433,859
Gross unrealized appreciation	$56,792,874
Gross unrealized depreciation	(4,144,568)
Net unrealized appreciation	$52,648,306

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2014

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2014:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$13,430,381	$-	$-	$13,430,381
Auto Components	9,598,931	15,335,044	-	24,933,975
Automobiles	3,829,077	7,340,114	-	11,169,191
Banks	2,780,878	9,747,520	-	12,528,398
Electric Utilities	3,864,416	6,967,514	-	10,831,930
Electronic Equipment, Instruments & Components	13,067,795	8,701,118	-	21,768,913
Health Care Providers & Services	14,744,427	-	-	14,744,427
Hotels, Resteraunts & Leisure	-	1,072,203	-	1,072,203
Household Durables	3,827,428	-	-	3,827,428
Insurance	15,643,644	19,542,532	-	35,186,176
IT Services	1,939,744	-	-	1,939,744
Media	7,916,847	5,696,578	-	13,613,425
Metals & Mining	1,531,486	1,543,061	-	3,074,547
Oil, Gas & Consumable Fuels	18,268,212	4,080,527	-	22,348,739
Paper & Forest Products	4,128,342	968,562	48,075	5,144,979
Road & Rail	2,016,945	-	-	2,016,945
Semiconductors & Semiconductor Equipment	12,537,033	6,897,388	-	19,434,421
Technology Hardware, Storage & Peripherals	12,986,924	11,766,628	-	24,753,552
Wireless Telecommunication Services	-	1,361,475	-	1,361,475
Total Common Stocks	142,112,510	101,020,264	48,075	243,180,849
Preferred Stocks	3,311,665	-	-	3,311,665
Exchange Traded Funds	36,090,931	-	-	36,090,931
Corporate Bonds	-	6,359,686	-	6,359,686
United States Treasury Obligations	-	6,675,447	-	6,675,447
Foreign Government Bonds	-	25,930,022	-	25,930,022
Rights	-	-	3,759	3,759
Money Market Funds	27,529,806	-	-	27,529,806
Total Investments in Securities	$209,044,912	$139,985,419	$51,834	$349,082,165

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$252,238	$-	$-	$252,238
Beverages	133,465	272,865	-	406,330
Capital Markets	373,308	510,006	-	883,314
Chemicals	254,832	-	-	254,832
Commercial Services & Supplies	387,425	-	-	387,425
Construction & Engineering	153,731	278,149	-	431,880
Diversified Financial Services	243,998	135,554	-	379,552
Food & Staples Retailing	-	106,539	-	106,539
Food Products	535,083	230,287	-	765,370
Health Care Equipment & Supplies	528,849	129,181	-	658,030
Hotels, Restaurants & Leisure	349,735	121,474	-	471,209
Industrial Conglomerates	-	165,653	-	165,653
Internet & Catalog Retail	273,584	-	-	273,584
Internet Software & Services	244,353	-	-	244,353
Leisure Products	-	155,352	-	155,352
Life Sciences Tools & Services	-	262,165	-	262,165
Machinery	-	165,483	-	165,483
Media	513,795	123,420	-	637,215
Oil, Gas & Consumable Fuels	702,488	-	-	702,488
Personal Products	-	145,322	-	145,322
Pharmaceuticals	134,205	-	-	134,205
Professional Services	479,797	128,563	-	608,360
Real Estate Management & Development	119,429	252,398	-	371,827
Software	780,281	-	-	780,281
Specialty Retail	375,113	131,772	-	506,885
Textiles, Apparel & Luxury Goods	92,578	135,440	-	228,018
Thrifts & Mortgage Finance	244,232	-	-	244,232
Tobacco	232,198	-	-	232,198
Total Common Stocks	7,404,717	3,449,623	-	10,854,340
Exchange Traded Funds	856,432	-	-	856,432
Total Securities Sold Short	$8,261,149	$3,449,623	$-	$11,710,772

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The Fund had a transfer into Level 1 and out of Level 2 during the period of $1,001,358. The transfer was due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2013	$48,041	(1)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	34
Purchases	3,759	(2)
Sales	-

Transfer in and/or out of Level 3	-
Balance as of June 30, 2014	$51,834

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2014:	$34

(1) The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.
(2) The security (Rights) is classified as a Level 3 security due to a lack of market activity and observable inputs.  The security was acquired as a result of a corporate action.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 97.01%
Aerospace & Defense - 5.93%
AAR Corp.	1,856	$51,151
Alliant Techsystems, Inc.	721	96,556
Boeing Co.	923	117,433
Exelis, Inc.	4,750	80,655
L-3 Communications Holdings, Inc.	779	94,064
Lockheed Martin Corp.	865	139,032
Moog, Inc. - Class A (a)	692	50,440
Northrop Grumman Corp.	1,144	136,857
Raytheon Co.	1,250	115,313
Triumph Group, Inc.	962	67,167
		948,668
Airlines - 8.19%
Alaska Air Group, Inc.	2,087	198,369
American Airlines Group, Inc. (a)	5,260	225,970
Copa Holdings SA - Class A (b)	1,029	146,705
Delta Air Lines, Inc.	6,077	235,301
Hawaiian Holdings, Inc. (a)	10,106	138,553
JetBlue Airways Corp. (a)	12,501	135,636
Southwest Airlines Co.	8,529	229,089
		1,309,623
Chemicals - 4.91%
Axiall Corp.	1,664	78,657
Cabot Corp.	2,760	160,052
LyondellBasell Industries NV - Class A	2,077	202,819
Methanex Corp. (b)	2,454	151,608
Westlake Chemical Corp.	2,298	192,481
		785,617
Consumer Finance - 4.88%
Capital One Financial Corp.	3,000	247,800
Discover Financial Services	4,077	252,692
Navient Corp.	7,673	135,889
Portfolio Recovery Associates, Inc. (a)	1,356	80,723
SLM Corp.	7,673	63,763
		780,867
Diversified Consumer Services - 0.53%
New Oriental Education & Technology Group, Inc. - ADR	3,202	85,077

Electronic Equipment, Instruments & Components - 7.65%
Arrow Electronics, Inc. (a)	2,712	163,832
Avnet, Inc.	3,154	139,754
Benchmark Electronics, Inc. (a)	2,837	72,287
Flextronics International, Ltd. (a)(b)	11,279	124,859
Ingram Micro, Inc. (a)	4,164	121,630
Insight Enterprises, Inc. (a)	3,144	96,647
Jabil Circuit, Inc.	5,452	113,947
Sanmina Corp. (a)	3,798	86,518
SYNNEX Corp. (a)	1,625	118,381
TE Connectivity, Ltd. (b)	3,010	186,138
		1,223,993
Food & Staples Retailing - 5.64%
CVS Caremark Corp.	5,229	394,110
Walgreen Co.	6,850	507,790
		901,900

Health Care Providers & Services - 8.98%
Aetna, Inc.	2,144	$173,836
AmerisourceBergen Corp.	3,231	234,764
CIGNA Corp.	1,221	112,295
Humana, Inc.	1,173	149,816
Magellan Health, Inc. (a)	1,442	89,750
PharMerica Corp. (a)	2,971	84,941
UnitedHealth Group, Inc.	2,683	219,335
WellCare Health Plans, Inc. (a)	1,144	85,411
WellPoint, Inc.	2,654	285,597
		1,435,745
Insurance - 6.85%
American Financial Group, Inc.	2,404	143,182
American International Group, Inc.	3,933	214,663
Assurant, Inc.	3,577	234,473
Genworth Financial, Inc. - Class A (a)	16,905	294,147
Hartford Financial Services Group, Inc.	5,846	209,345
		1,095,810
IT Services - 7.84%
Accenture PLC - Class A (b)	1,115	90,137
Amdocs, Ltd.	1,490	69,032
Cognizant Technology Solutions Corp. - Class A (a)	1,481	72,436
Computer Sciences Corp.	1,952	123,367
Convergys Corp.	2,712	58,145
DST Systems, Inc.	1,067	98,345
Fiserv, Inc. (a)	1,808	109,059
Global Payments, Inc.	1,000	72,850
International Business Machines Corp.	731	132,508
MasterCard, Inc. - Class A	1,994	146,499
Sapient Corp. (a)	4,837	78,601
Visa, Inc. - Class A	710	149,604
Western Union Co.	3,048	52,852
		1,253,435
Oil, Gas & Consumable Fuels - 9.54%
BP PLC - ADR	1,515	79,916
Chevron Corp.	606	79,113
China Petroleum & Chemical Corp. - ADR	853	81,061
CVR Energy, Inc.	1,490	71,803
Green Plains, Inc.	2,159	70,966
Hess Corp.	811	80,200
HollyFrontier Corp.	1,433	62,608
Marathon Petroleum Corp.	1,462	114,138
PBF Energy, Inc.	2,011	53,593
PetroChina Co., Ltd. - ADR	644	80,854
Petroleo Brasileiro SA - ADR	5,413	79,192
Phillips 66	1,606	129,171
REX American Resources Corp. (a)	663	48,605
Sasol, Ltd. - ADR	1,351	79,871
Statoil ASA - ADR	2,569	79,202
Suncor Energy, Inc. (b)	1,904	81,168
Total SA (b)	1,092	78,842
Valero Energy Corp.	2,356	118,036
Western Refining, Inc.	1,519	57,038
		1,525,377

Semiconductors & Semiconductor Equipment - 5.03%
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	1,333	$32,165
Cirrus Logic, Inc. (a)	1,687	38,362
First Solar, Inc. (a)	1,135	80,653
Integrated Device Technology, Inc. (a)	5,298	81,907
Integrated Silicon Solution, Inc. (a)	1,103	16,291
Intel Corp.	2,575	79,568
Magnachip Semiconductor Corp. (a)(b)	1,744	24,590
Marvell Technology Group, Ltd. (b)	5,507	78,915
Micron Technology, Inc. (a)	2,448	80,662
NVIDIA Corp.	4,283	79,407
Silicon Image, Inc. (a)	3,139	15,821
Silicon Motion Technology Corp. - ADR	1,711	34,956
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,793	81,132
Xilinx, Inc.	1,694	80,143
		804,572
Software - 1.25%
Microsoft Corp.	4,808	200,494

Specialty Retail - 8.90%
Advance Auto Parts, Inc.	1,269	171,213
Asbury Automotive Group, Inc. (a)	3,019	207,526
AutoNation, Inc. (a)	2,164	129,147
AutoZone, Inc. (a)	269	144,249
CarMax, Inc. (a)	2,596	135,018
Group 1 Automotive, Inc.	1,192	100,498
Lithia Motors, Inc. - Class A	2,673	251,449
O'Reilly Automotive, Inc. (a)	971	146,233
Penske Automotive Group, Inc.	2,789	138,055
		1,423,388
Technology Hardware, Storage & Peripherals - 7.87%
Apple, Inc.	1,897	176,288
EMC Corp.	4,952	130,436
Hewlett-Packard Co.	4,587	154,490
Lexmark International, Inc. - Class A	4,096	197,263
QLogic Corp. (a)	5,856	59,087
SanDisk Corp.	2,029	211,889
Seagate Technology PLC (b)	2,731	155,175
Western Digital Corp.	1,885	173,986
		1,258,614
Water Utilities - 3.02%
American States Water Co.	1,241	41,238
American Water Works Co., Inc.	3,277	162,048
Aqua America, Inc.	3,128	82,016
California Water Service Group	1,708	41,334
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	14,668	157,241
		483,877
TOTAL COMMON STOCKS (Cost $12,041,467)		$15,517,057

SHORT-TERM INVESTMENTS - 3.18%
Money Market Funds - 3.18%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)
	508,025	$508,025
TOTAL SHORT-TERM INVESTMENTS (Cost $508,025)		$508,025

Total Investments (Cost $12,549,492) - 100.19%	$16,025,082
Liabilities in Excess of Other Assets - (0.19)%	(29,614)
TOTAL NET ASSETS - 100.00%	$15,995,468

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Leuthold Select Industries Fund
Cost of investments	$12,567,259
Gross unrealized appreciation	$3,567,710
Gross unrealized depreciation	(109,887)
Net unrealized appreciation	$3,457,823

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2014

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2014:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$15,517,057	$–	$–	$15,517,057
Money Market Funds	508,025	–	–	508,025

Total Investments in Securities	$16,025,082	$–	$–	$16,025,082

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
June 30, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 95.45%
Airlines - 5.26%
Alaska Air Group, Inc.	2,709	$257,490
American Airlines Group, Inc. (a)	8,428	362,067
Copa Holdings SA - Class A (b)	1,013	144,423
Delta Air Lines, Inc.	14,380	556,794
JetBlue Airways Corp. (a)	36,327	394,148
		1,714,922
Auto Components - 9.89%
Brembo SpA (b)	4,788	174,705
Calsonic Kansei Corp. (b)	31,000	206,868
Cie Generale des Etablissements Michelin (b)	2,618	312,595
Continental AG (b)	1,264	292,251
GKN PLC (b)	28,367	176,101
Lear Corp.	2,915	260,368
Leoni AG (b)	2,618	208,029
Magna International, Inc. (b)	3,407	367,104
Pirelli & C. SpA (b)	11,871	190,290
Plastic Omnium SA (b)	5,569	174,677
Showa Corp. (b)	11,300	137,669
Sumitomo Rubber Industries, Ltd. (b)	8,000	115,628
TRW Automotive Holdings Corp. (a)	4,481	401,139
Visteon Corp. (a)	2,108	204,497
		3,221,921
Automobiles - 3.64%
Daihatsu Motor Co., Ltd. (b)	3,000	53,389
Ford Motor Co.	13,744	236,947
Geely Automobile Holdings, Ltd. (b)	125,000	44,026
Hyundai Motor Co. (b)	695	157,571
Kia Motors Corp. (b)	2,762	154,521
Nissan Motor Co., Ltd. (b)	14,100	133,519
Tata Motors, Ltd. - ADR	4,121	160,966
Thor Industries, Inc.	1,606	91,333
Volkswagen AG (b)	599	154,487
		1,186,759
Banks - 5.02%
AMMB Holdings Bhd (b)	82,600	183,192
Banco do Brasil SA (b)	14,100	158,262
Bank Negara Indonesia Persero Tbk PT (b)	415,300	167,000
China CITIC Bank Corp., Ltd. (b)	275,000	166,742
Grupo Financiero Santander Mexico SAB de CV - Class B - ADR	15,500	205,840
Krung Thai Bank PCL - NVDR	314,300	202,385
Powszechna Kasa Oszczednosci Bank Polski SA (b)	16,159	200,624
Thanachart Capital PCL - NVDR	84,700	91,985
Turkiye Is Bankasi (b)	96,158	260,134
		1,636,164
Electric Utilities - 4.33%
CEZ AS (b)	10,805	326,085
EDP - Energias do Brasil SA (b)	33,400	163,863
Enersis SA - ADR	9,754	164,355
Light SA (b)	18,600	183,096
Manila Electric Co. (b)	14,910	87,374
PGE SA (b)	23,962	170,711
Tauron Polska Energia SA (b)	91,152	155,197
Tenaga Nasional Bhd (b)	41,800	158,799
		1,409,480

Electronic Equipment, Instruments & Components - 8.56%
Arrow Electronics, Inc. (a)	3,716	$224,483
Avnet, Inc.	4,371	193,679
Benchmark Electronics, Inc. (a)	6,372	162,358
Celestica, Inc. (a)(b)	15,635	196,376
Daeduck GDS Co., Ltd. (b)	5,090	62,138
Delta Electronics Thailand PCL - NVDR	56,400	108,712
FUJIFILM Holdings Corp. (b)	11,400	318,181
Hexagon AB - Class B (b)	6,392	205,943
Hon Hai Precision Industry Co., Ltd. (b)	79,900	267,870
Jabil Circuit, Inc.	7,666	160,219
Oki Electric Industry Co., Ltd. (b)	65,000	144,535
Plexus Corp. (a)	3,685	159,524
Sanmina Corp. (a)	8,946	203,790
SYNNEX Corp. (a)	2,878	209,662
Tech Data Corp. (a)	2,730	170,680
		2,788,150
Health Care Providers & Services - 5.79%
Aetna, Inc.	3,427	277,861
Centene Corp. (a)	2,701	204,223
Health Net, Inc. (a)	5,366	222,904
Humana, Inc.	2,330	297,588
Magellan Health, Inc. (a)	2,647	164,749
UnitedHealth Group, Inc.	3,210	262,417
WellCare Health Plans, Inc. (a)	2,319	173,136
WellPoint, Inc.	2,634	283,445
		1,886,323
Hotels, Restaurants & Leisure - 0.42%
SJM Holdings, Ltd. (b)	55,000	137,783

Household Durables - 1.52%
Helen of Troy, Ltd. (a)(b)	3,182	192,925
Whirlpool Corp.	2,174	302,664
		495,589
Insurance - 13.90%
Allianz SE (b)	1,650	275,408
American International Group, Inc.	6,024	328,790
Assurant, Inc.	2,735	179,279
Baloise Holding AG (b)	2,053	241,734
Everest Re Group, Ltd. (b)	1,868	299,795
Genworth Financial, Inc. - Class A (a)	18,437	320,804
Gjensidige Forsikring ASA (b)	7,127	127,810
Helvetia Holding AG (b)	298	136,818
Kemper Corp.	3,114	114,782
Liberty Holdings, Ltd. (b)	8,528	104,269
Mapfre SA (b)	72,688	289,625
Muenchener Rueckversicherungs AG (b)	1,383	306,263
PartnerRe, Ltd. (b)	2,599	283,837
Porto Seguro SA (b)	9,700	138,553
Powszechny Zaklad Ubezpieczen SA (b)	1,346	196,662
SCOR SE (b)	7,830	269,610
Swiss Re AG (b)	3,085	274,310
Talanx AG (b)	3,685	129,061
Topdanmark A/S (a)(b)	4,625	140,746
Unipol Gruppo Finanziario SpA (b)	27,793	156,968
Unum Group	6,155	213,948
		4,529,072
IT Services - 0.76%
Xerox Corp.	19,922	247,830

Media - 5.39%
CyberAgent, Inc. (b)	3,200	$129,539
Hakuhodo DY Holdings, Inc. (b)	14,900	148,080
Havas SA (b)	10,081	82,812
Interpublic Group of Cos, Inc.	16,818	328,119
Omnicom Group, Inc.	5,148	366,641
Publicis Groupe SA (b)	3,559	301,648
REA Group, Ltd. (b)	1,878	75,665
WPP PLC - ADR	2,980	324,790
		1,757,294
Metals & Mining - 1.23%
Kobe Steel Ltd. (b)	135,000	203,035
Ternium SA - ADR	7,140	199,420
		402,455
Oil, Gas & Consumable Fuels - 9.04%
Afren PLC (a)(b)	46,853	116,069
AWE, Ltd. (a)(b)	81,815	138,838
Bankers Petroleum, Ltd. (a)(b)	22,231	142,088
Beach Energy, Ltd. (b)	77,188	122,212
Canadian Natural Resources, Ltd. (b)	5,810	266,737
China Petroleum & Chemical Corp. - ADR	2,277	216,383
ConocoPhillips	2,946	252,561
Energy XXI Bermuda, Ltd. (b)	6,849	161,842
Gran Tierra Energy, Inc. (a)(b)	17,683	143,586
Hess Corp.	2,173	214,888
Long Run Exploration, Ltd. (a)(b)	30,862	163,703
Marathon Oil Corp.	6,485	258,881
Murphy Oil Corp.	3,803	252,824
Pacific Rubiales Energy Corp. (a)(b)	7,303	148,380
Tatneft OAO - ADR	4,110	159,262
Valero Energy Corp.	3,731	186,923
		2,945,177
Paper & Forest Products - 2.02%
Boise Cascade Co. (a)	4,856	139,076
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,245
International Paper Co.	6,295	317,709
Nippon Paper Industries Co., Ltd. (b)	6,700	126,007
Resolute Forest Products, Inc. (a)(b)	4,386	73,597
		658,634
Road & Rail - 0.79%
Union Pacific Corp.	2,583	257,654

Semiconductors & Semiconductor Equipment - 7.61%
A-DATA Technology Co., Ltd. (b)	34,000	91,408
Advanced Semiconductor Engineering, Inc. - ADR	25,177	163,651
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	4,299	103,735
Cirrus Logic, Inc. (a)	5,040	114,610
CSR PLC (b)	8,776	88,872
First Solar, Inc. (a)	2,638	187,456
Iljin Display Co., Ltd. (b)	4,550	37,886
Intel Corp.	10,534	325,501
Magnachip Semiconductor Corp. (a)(b)	4,624	65,198
Marvell Technology Group, Ltd. (b)	14,508	207,900
NVIDIA Corp.	12,819	237,664
Radiant Opto-Electronics Corp. (b)	15,210	65,264
Realtek Semiconductor Corp. (b)	24,100	76,439
Samsung Electronics Co., Ltd. (b)	189	246,824
Shindengen Electric Manufacturing Co., Ltd. (b)	15,000	84,075
Sigurd Microelectronics Corp. (b)	62,000	76,912
Silicon Works Co., Ltd. (b)	4,147	102,266
Skyworks Solutions, Inc.	4,355	204,511
		2,480,172

Technology Hardware, Storage & Peripherals - 9.73%
Apple, Inc.	3,787	$351,926
Asustek Computer, Inc. (b)	18,000	201,167
Eizo Corp. (b)	8,600	228,556
Hewlett-Packard Co.	6,841	230,405
Lenovo Group, Ltd. (b)	152,000	207,652
Lexmark International, Inc. - Class A	3,929	189,221
NCR Corp. (a)	8,849	310,511
Pegatron Corp. (b)	115,000	219,793
Ricoh Co., Ltd. (b)	26,000	309,885
SanDisk Corp.	3,219	336,160
Seiko Epson Corp. (b)	7,700	327,590
Western Digital Corp.	2,788	257,332
		3,170,198
Wireless Telecommunication Services - 0.55%
Drillisch AG (b)	4,473	177,713
TOTAL COMMON STOCKS (Cost $26,673,037)		$31,103,290

PREFERRED STOCKS - 2.11%
Automobiles - 0.76%
Porsche Automobile Holding SE (b)	2,376	$247,039

Banks - 0.24%
Banco do Estado do Rio Grande do Sul SA (b)	16,200	78,819

Electric Utilities - 1.11%
Cia Energetica de Minas Gerais - ADR	22,475	179,575
Cia Paranaense de Energia - ADR	11,855	181,500
		361,075
TOTAL PREFERRED STOCKS (Cost $551,618)		$686,933

RIGHTS - 0.00%
Media - 0.00%
Pubilics Groupe SA (a)(b)(d)(e)	3,075	$421
TOTAL RIGHTS (Cost $0)		$421

SHORT-TERM INVESTMENTS - 2.69%
Money Market Funds - 2.69%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	876,670	$876,670
TOTAL SHORT-TERM INVESTMENTS (Cost $876,670)		876,670

Total Investments (Cost $28,101,325) - 100.25%		$32,667,314
Liabilities in Excess of Other Assets - (0.25)%		(81,216)
TOTAL NET ASSETS - 100.00%		$32,586,098

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
NVDR	Non-Voting Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2014.
(d)	Illiquid security. The market value of these securities total $2,666, which represent 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
June 30, 2014
Australian Dollar	$336,715	1.03%
Brazilian Real	722,593	2.21
British Pound	381,042	1.17
Canadian Dollar	454,171	1.39
Czech Koruna	326,085	1.00
Danish Kroner	140,746	0.43
Euro	3,743,603	11.46
Hong Kong Dollar	558,449	1.71
Indonesian Rupiah	167,000	0.51
Japanese Yen	2,666,555	8.16
Malaysian Ringgit	341,991	1.05
New Taiwan Dollar	998,853	3.06
New Turkish Lira	260,134	0.80
Norwegian Krone	127,810	0.39
Philippine Peso	87,374	0.27
Polish Zloty	723,194	2.21
South African Rand	104,269	0.32
South Korea Won	761,206	2.33
Swedish Krona	205,943	0.63
Swiss Franc	652,862	2.00
Thai Baht	403,081	1.23
US Dollar	18,503,638	56.64
Total Investments	$32,667,314	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
June 30, 2014
Australia	$336,715	1.03%
Bermuda	1,250,034	3.84
Brazil	1,083,668	3.32
Britain	324,790	1.00
Canada	1,357,985	4.15
Chile	164,355	0.50
China	593,022	1.81
Czech Republic	326,085	1.00
Denmark	140,746	0.43
France	1,141,763	3.49
Germany	1,790,251	5.47
Hong Kong	181,809	0.56
India	160,966	0.49
Indonesia	167,000	0.51
Italy	521,963	1.60
Japan	2,666,555	8.16
Luxembourg	199,420	0.61
Malaysia	341,991	1.05
Mexico	205,840	0.63
Norway	127,810	0.39
Panama	144,423	0.44
Philippines	87,374	0.27
Poland	723,194	2.21
Republic of Korea	102,266	0.31
Russian Federation	159,262	0.49
South Africa	104,269	0.32
South Korea	724,138	2.21
Spain	289,625	0.89
Sweden	205,943	0.63
Switzerland	652,862	2.00
Taiwan, Province of China	1,162,504	3.55
Thailand	403,081	1.23
Turkey	260,134	0.80
United Kingdom	381,042	1.17
United States	14,184,429	43.44
Total Investments	$32,667,314	100.00%

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Leuthold Global Industries Fund
Cost of investments	$28,159,201
Gross unrealized appreciation	$4,966,702
Gross unrealized depreciation	(458,589)
Net unrealized appreciation	$4,508,113

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2014

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2014:

Leuthold Global Industries Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$1,714,922	$-	$-	$1,714,922
Auto Components	1,233,108	1,988,813	-	3,221,921
Automobiles	489,246	697,513	-	1,186,759
Banks	364,102	1,272,062	-	1,636,164
Electric Utilities	511,314	898,166	-	1,409,480
Electronic Equipment, Instruments & Components	1,680,771	1,107,379	-	2,788,150
Health Care Providers & Services	1,886,323	-	-	1,886,323
Hotels, Restaurants & Leisure	-	137,783	-	137,783
Household Durables	495,589	-	-	495,589
Insurance	2,007,598	2,521,474	-	4,529,072
IT Services	247,830	-	-	247,830
Media	1,019,550	737,744	-	1,757,294
Metals & Mining	199,420	203,035	-	402,455
Oil, Gas & Consumable Fuels	2,408,796	536,381	-	2,945,177
Paper & Forest Products	530,382	126,007	2,245	658,634
Road & Rail	257,654	-	-	257,654
Semiconductors & Semiconductor Equipment	1,610,226	869,946	-	2,480,172
Technology Hardware, Storage & Peripherals	1,675,555	1,494,643	-	3,170,198
Wireless Telecommunication Services	-	177,713	-	177,713
Total Common Stocks	18,332,386	12,768,659	2,245	31,103,290
Preferred Stocks
Automobiles	-	247,039	-	247,039
Banks	78,819	-	-	78,819
Electric Utilities	361,075	-	-	361,075
Total Preferred Stocks	439,894	247,039	-	686,933
Rights	-	-	421	421
Money Market Funds	876,670	-	-	876,670
Total Investments in Securities	$20,088,844	$13,262,737	$2,666	$32,667,314

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The Fund had a transfer into Level 1 and out of Level 2 during the period of $127,810. The transfer was due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2013	$2,243	(1)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	2
Purchases	421	(2)
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2014	$2,666

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2014:	$2

(1) The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.
(2) The security (Rights) is classified as a Level 3 security due to a lack of market activity and observable inputs.  The security was acquired as a result of a corporate action.

Grizzly Short Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 5.96%
Money Market Funds - 5.96%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (a)
	3,893,464	$3,893,464
TOTAL SHORT-TERM INVESTMENTS (Cost $3,893,464)		$3,893,464

Total Investments (Cost $3,893,464) - 5.96%		$3,893,464
Other Assets in Excess of Liabilities - 94.04% (b)		61,470,433
TOTAL NET ASSETS - 100.00%		$65,363,897

Percentages are stated as a percent of net assets.

(a) The rate quoted is the annualized seven-day yield as of June 30, 2014.
(b) All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 91.14%
Aerospace & Defense - 1.10%
DigitalGlobe, Inc.	25,885	$719,603

Air Freight & Logistics - 1.78%
UTi Worldwide, Inc.	23,506	243,052
XPO Logistics, Inc.	32,203	921,650
		1,164,702
Airlines - 0.97%
Latam Airlines Group SA - ADR	47,053	631,451

Banks - 1.49%
First Horizon National Corp.	82,004	972,568

Chemicals - 0.55%
Intrepid Potash, Inc.	21,537	360,960

Commercial Services & Supplies - 3.84%
Covanta Holding Corp.	49,816	1,026,708
Healthcare Services Group, Inc.	11,897	350,247
Waste Management, Inc.	25,352	1,133,995
		2,510,950
Communications Equipment - 3.22%
Aruba Networks, Inc.	54,642	957,328
Infinera Corp.	36,633	337,023
InterDigital, Inc.	10,912	521,594
Ruckus Wireless, Inc.	24,408	290,699
		2,106,644
Construction Materials - 1.70%
Texas Industries, Inc.	12,061	1,113,954

Diversified Consumer Services - 3.39%
H&R Block, Inc.	33,844	1,134,451
Service Corp. International	52,058	1,078,642
		2,213,093
Electrical Equipment - 0.98%
General Cable Corp.	25,065	643,168

Electronic Equipment, Instruments & Components - 1.16%
Itron, Inc.	18,678	757,393

Energy Equipment & Services - 1.91%
McDermott International, Inc.	154,149	1,247,066

Food Products - 3.92%
B&G Foods, Inc.	11,304	369,528
Darling Ingredients, Inc.	54,482	1,138,674
Post Holdings, Inc.	20,716	1,054,651
		2,562,853

Health Care Equipment & Supplies - 1.04%
HeartWare International, Inc.	7,702	$681,627

Health Care Providers & Services - 1.75%
Tenet Healthcare Corp.	24,408	1,145,712

Health Care Technology - 1.09%
HMS Holdings Corp.	34,910	712,513

Hotels, Restaurants & Leisure - 1.15%
Arcos Dorados Holdings, Inc. (b)	33,277	372,702
Vail Resorts, Inc.	4,882	376,793
		749,495
Independent Power and Renewable Electricity Producers - 1.69%
Calpine Corp.	46,459	1,106,189

Internet & Catalog Retail - 1.42%
Shutterfly, Inc.	21,537	927,383

Internet Software & Services - 10.36%
Cornerstone OnDemand, Inc.	23,126	1,064,259
Cvent, Inc.	17,311	503,577
Equinix, Inc.	5,611	1,178,815
LinkedIn Corp. - Class A	5,807	995,726
Marketo, Inc.	27,813	808,802
Rackspace Hosting, Inc.	29,700	999,702
Trulia, Inc.	25,692	1,217,287
		6,768,168
IT Services - 0.62%
InterXion Holding NV (b)	14,850	406,593

Machinery - 4.19%
Briggs & Stratton Corp.	16,614	339,922
Harsco Corp.	45,248	1,204,954
Navistar International Corp.	31,916	1,196,212
		2,741,088
Media - 2.08%
Liberty Global PLC - Class A (b)	22,643	1,001,273
Pearson PLC - ADR	18,207	360,681
		1,361,954
Metals & Mining - 0.69%
Coeur Mining, Inc.	48,817	448,140

Multiline Retail - 0.58%
Burlington Stores, Inc.	11,856	377,732

Oil, Gas & Consumable Fuels - 8.98%
Alpha Natural Resources, Inc.	163,803	607,709
Enbridge, Inc. (b)	22,726	1,078,803
Genesis Energy LP	6,358	356,302
MarkWest Energy Partners LP	15,424	1,104,050
SemGroup Corp.	16,166	1,274,689
Talisman Energy, Inc. (b)	98,044	1,039,267
Tesoro Logistics LP	5,579	409,499
		5,870,319

Personal Products - 1.60%
Avon Products, Inc.	71,748	$1,048,238

Professional Services - 0.86%
Advisory Board Co.	10,789	558,870

Real Estate Investment Trusts (REITs) - 8.55%
CBL & Associates Properties, Inc.	59,282	1,126,358
Crown Castle International Corp.	15,055	1,117,984
Glimcher Realty Trust	35,013	379,191
Liberty Property Trust	18,996	720,518
National Retail Properties, Inc.	30,279	1,126,076
Plum Creek Timber Co, Inc.	24,814	1,119,112
		5,589,239
Real Estate Management & Development - 0.60%
Alexander & Baldwin, Inc.	9,523	394,728

Semiconductors & Semiconductor Equipment - 3.36%
Cypress Semiconductor Corp.	73,841	805,605
Mellanox Technologies, Ltd. (b)	17,640	614,931
Veeco Instruments, Inc.	20,757	773,406
		2,193,942
Software - 5.51%
Advent Software, Inc.	12,459	405,790
Compuware Corp.	34,198	341,638
Concur Technologies, Inc.	10,875	1,015,073
Jive Software, Inc.	51,934	441,958
NetSuite, Inc.	11,828	1,027,617
RealPage, Inc.	16,486	370,605
		3,602,681
Specialty Retail - 5.09%
Cabela's, Inc.	16,369	1,021,426
Five Below, Inc.	27,772	1,108,380
Office Depot, Inc.	209,851	1,194,052
		3,323,858
Thrifts & Mortgage Finance - 0.52%
Capitol Federal Financial, Inc.	27,731	337,209

Wireless Telecommunication Services - 3.40%
SBA Communications Corp. - Class A	10,926	1,117,730
Sprint Corp.	129,344	1,103,304
		2,221,034
TOTAL COMMON STOCKS (Proceeds $58,682,424)		$59,571,117

INVESTMENT COMPANIES - 7.28%
Exchange Traded Funds - 7.28%
SPDR S&P 500 ETF Trust	24,317	$4,759,323
TOTAL INVESTMENT COMPANIES (Proceeds $4,424,537)		$4,759,323

TOTAL SECURITIES SOLD SHORT
(Proceeds $63,106,961) - 98.42%	$64,330,440

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Grizzly Short Fund
Cost of investments	$3,893,464
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2014

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2014:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$3,893,464	$-	$-	$3,893,464

Total Investments in Securities	$3,893,464	$-	$-	$3,893,464

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$59,571,117	$–	$–	$59,571,117
Exchange Traded Funds	4,759,323	–	–	4,759,323

Total Securities Sold Short	$64,330,440	$–	$–	$64,330,440

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis  for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Leuthold Funds, Inc.

By (Signature and Title)     /s/ John Mueller
                                                     John Mueller, President

Date      August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Mueller
                                                    John Mueller, President

Date      August 29, 2014

By (Signature and Title)*   /s/ Holly J. Weiss
                                                     Holly J. Weiss, Treasurer

Date      August 29, 2014

* Print the name and title of each signing officer under his or her signature.